BNY MELLON ETF TRUST

BNY Mellon US Large Cap Core Equity ETF

BNY Mellon US Mid Cap Core Equity ETF

BNY Mellon US Small Cap Core Equity ETF

BNY Mellon International Equity ETF

BNY Mellon Emerging Markets Equity ETF

BNY Mellon Core Bond ETF

BNY Mellon Short Duration Corporate Bond ETF

BNY Mellon High Yield Beta ETF

Incorporated herein by reference is a supplement to the above-referenced fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 6, 2020 (SEC Accession No. 0001493580-20-000021).